Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets at FVTPL		$ 5,761,000
Amortized cost		32,166,000
Financial liabilities
Financial liability at FVTPL	$ 102	330,000
Amortized cost		$ 5,970,000